UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	$450,000	$413,154

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	1,000,000	1,003,800

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	472,330

			1,889,284
New Jersey (80.1%)

Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa2	1,859,000	1,940,982

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,240,822

Camden Cnty., Impt. Auth. VRDN (Harvest Village), Ser. A, 0.15s, 7/1/29	A-1+	1,185,000	1,185,000

Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, NATL, 5 1/4s, 6/1/21	A3	3,905,000	3,949,517

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,459,261
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,189,870
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,165,260

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,796,430

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,460,300
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	3,367,500

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,518,801
5s, 4/1/23	AA+	500,000	563,025

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	AA+	1,720,000	2,143,876

Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s, 1/1/14	BBB/P	1,300,000	1,346,891

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB-/P	1,500,000	1,429,860
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20	Aa2	1,000,000	1,035,900

Middletown, Twp. Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,678,095

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,398,837

New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, NATL, 5s, 9/1/24	A+	1,225,000	1,257,793

Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded 1/1/14)	AA-	2,260,000	2,515,583

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,303,081
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,500,000	1,287,105
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	715,388
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,546,544
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,761,757
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,950,000	2,875,808
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	1,500,000	1,567,005
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A1	500,000	511,230
(School Fac.), Ser. U, AGM, 5s, 9/1/32	AA+	1,000,000	1,023,870
(School Fac. Construction), Ser. P, 5s, 9/1/30	A1	2,040,000	2,095,549
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,034,180
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23	AA+	2,545,000	2,714,013

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	166,614

NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,629,435

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,558,625
Ser. B, 5.6s, 11/1/34	A2	500,000	510,265
Ser. D, 4 7/8s, 11/1/29	A2	700,000	705,873

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA+	5,000,000	6,322,750
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	979,630
(Atlantic City Med.), 6 1/4s, 7/1/17	A1	560,000	579,975
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,671,900
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	Baa1	2,000,000	1,993,480
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	1,500,000	1,424,565
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,588,492
(Atlantic City Med.), 5 3/4s, 7/1/25	A1	975,000	991,721
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	581,016
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	888,507
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa3	1,000,000	1,031,360
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,506,325
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s, 7/1/21	BB+/P	1,010,000	907,768
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	2,882,118
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,264,994
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,585,700
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	715,980
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A1	1,000,000	1,017,830
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	507,175
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,507,544
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	908,630
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,601,541
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	392,188
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,556,595
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,020,470

NJ Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hospital Corp.), Ser. B, 0.21s, 7/1/36	VMIG1	1,500,000	1,500,000
Ser. A, 0.14s, 7/1/31	VMIG1	2,620,000	2,620,000
(Virtua Hlth.), Ser. B, 0.11s, 7/1/43	A-1+	1,000,000	1,000,000

NJ State G.O. Bonds, 5s, 6/1/27 (Prerefunded 6/1/17)	Aa3	1,500,000	1,817,805

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	2,400,000	1,201,584

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa1	500,000	575,175
(Georgian Court College), Ser. C, U.S. Govt. Coll., 6 1/2s, 7/1/33 (Prerefunded 7/1/13)	AA+	1,250,000	1,390,263
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,028,820
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,743,662
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,004,570
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	513,210
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,575,000	1,589,018
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa3	1,000,000	1,051,800
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa3	2,000,000	2,113,340
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa1	1,000,000	992,370
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA+	1,000,000	1,047,560
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA+	1,500,000	1,580,430
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,611,225
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A1	1,110,000	1,160,960
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded 7/1/14)	A+	1,565,000	1,760,500
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	AA+	4,315,000	4,674,051

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,836,468
Ser. 2, 5s, 12/1/26	Aa3	1,250,000	1,296,725
Ser. A, 5s, 6/1/18	AA	2,000,000	2,205,020

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	930,000	1,000,169
Ser. E1, AGM, 5.7s, 5/1/20	AA+	385,000	385,435

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	4,000,000	4,498,840
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,081,140
Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,046,170
Ser. A, AGM, 5s, 1/1/20	AA+	4,000,000	4,243,560

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 5 7/8s, 12/15/38	A1	1,350,000	1,468,341
Ser. D, 5 1/4s, 12/15/23	A1	2,000,000	2,288,620
Ser. A, AGM, AMBAC, 5s, 12/15/32	AA+	2,500,000	2,579,925
Ser. A, AMBAC, 5s, 12/15/27	A1	2,475,000	2,580,287
Ser. A, zero %, 12/15/33	A1	5,100,000	1,297,593

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	449,175
zero %, 12/15/26	Aa3	1,000,000	477,370

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa2	1,130,000	1,344,937

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,497,480

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa2	1,800,000	1,881,648

Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	Aa2	1,685,000	1,737,521
Ser. F, 5s, 5/1/30	Aa2	1,000,000	1,079,680
Ser. E, FGIC, NATL, 5s, 5/1/25	Aa2	1,330,000	1,416,902

Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,257,638

South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A-	1,250,000	1,260,575

Sussex Cnty., Muni. Util. Auth. (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	572,550

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded 6/1/12 and 6/1/13)	Aaa	1,500,000	1,630,860
6s, 6/1/37 (Prerefunded 6/1/12)	Aaa	1,500,000	1,563,735
Ser. 1A, 5s, 6/1/41	Baa3	2,000,000	1,325,780
Ser. 1A, 4 3/4s, 6/1/34	Baa3	2,000,000	1,319,220
Ser. 1A, 4 5/8s, 6/1/26	BBB	2,500,000	1,953,450
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,240,000	1,101,132

U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL, 6 1/2s, 12/1/12 (Escrowed to maturity)	BBB	1,755,000	1,824,603

			185,557,091
New York (3.9%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,748,278

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa2	5,000,000	5,796,550

Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	563,088

			9,107,916
Pennsylvania (1.4%)

Delaware River Port Auth. Rev. Bonds (Port Dist.), Ser. B, AGM, 5 5/8s, 1/1/26	AA+	3,250,000	3,253,640

			3,253,640
Puerto Rico (10.9%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa1	1,975,000	2,011,459
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	1,490,000	1,607,114
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	Baa1	2,500,000	2,702,850

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	3,300,000	3,334,551
6s, 7/1/38	Baa2	2,500,000	2,529,000

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	1,000,000	1,047,350
Ser. X, 5 1/2s, 7/1/13	A3	270,000	278,613
Ser. K, 5s, 7/1/30	Baa1	500,000	489,815

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,001,050

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	Baa1	1,025,000	1,073,534

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	973,190
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	570,000	570,992

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	5,000,000	5,249,600
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	996,950

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24 (Puerto Rico)	Baa1	1,500,000	1,504,275

			25,370,343
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	458,906
(Hovensa Refinery Fac.), 5 7/8s, 7/1/22	Ba2	750,000	695,213
Ser. A-1, 5s, 10/1/39	Baa2	525,000	474,495
Ser. A, 5s, 10/1/25	Baa2	450,000	452,592

			2,081,206
TOTAL INVESTMENTS

Total investments (cost $215,752,663)(b)			$227,259,480

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $231,821,674.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $215,752,663, resulting in gross unrealized appreciation and depreciation of $12,832,821 and $1,326,004, respectively, or net unrealized appreciation of $11,506,817.
	The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.0%
	State Government	15.6
	Local Government	10.1
	Prerefunded	10.1
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	16.5%
	NATL	13.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$227,259,480	$—

Totals by level	$—	$227,259,480	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011